Leases - Schedule of Total Remaining Operating Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 01, 2025
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025 (remaining 3 months)	$ 56
2026	226
2027	231
2028	236
2029	240
Thereafter	183
Total maturities	1,172
Less: Imputed interest	(305)	$ (400)
Total present value of operating lease liability	$ 867